GOODWILL AND OTHER INTANGIBLE ASSETS - Estimated Amortization Expense for Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 26, 2015
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	$ 3,070
2018	2,762
2019	2,469
2020	2,058
2021	1,803
Thereafter	14,569
Total	$ 26,731	$ 15,357